Warrant liabilities (Details) - Schedule of the warrant liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of the warrant liabilities [Abstract]
Number of warrants, Beginning balance
Amount, Beginning balance
Number of warrants, Warrants issued	3,029,748	9,098,514	36,858
Warrants issued	$ 7,007,643	$ 33,989,639	$ 193,505
Number of warrants, Warrants cancelled (note 14(b)(ix))	(3,029,748)
Warrants cancelled (note 14(b)(ix))	$ (5,887,840)
Number of warrants, Pre-funded warrants issued (note 14(b)(ix))	300,000
Pre-funded warrants issued (note 14(b)(ix))	$ 927,463
Number of warrants, Pre-funded warrants exercised (note 14(b)(ix))	(300,000)
Pre-funded warrants exercised (note 14(b)(ix))	$ (927,463)
Number of warrants, Revaluation of warrant liabilities
Revaluation of warrant liabilities	$ (32,010,637)	$ (1,551,013)
Number of warrants, Foreign currency translation
Foreign currency translation	$ (230,834)	$ (495,261)
Number of warrants, Expired			(36,858)
Expired			$ 193,505
Number of warrants, Ending balance	9,098,514	9,098,514
Amount, Ending balance	$ 821,697	$ 31,943,365